Distribution of Interest Income by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest income	$ 1,151	$ 1,194	$ 1,761
Central Laboratory
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest income	3	18	20
Clinical Research
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest income	$ 1,148	$ 1,176	$ 1,741